Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Segment, Discontinued Operations	Dec. 31, 2012 Segment, Discontinued Operations	Dec. 31, 2011 Segment, Discontinued Operations	Jul. 01, 2013 Segment, Discontinued Operations	Mar. 31, 2014 Fair Value Measures Using Level 3	Dec. 31, 2012 Fair Value Measures Using Level 3 Segment, Continuing Operations	Dec. 31, 2012 Fair Value Measures Using Level 3 Segment, Discontinued Operations	Mar. 31, 2014 Fair Value Measures Using Level 3 Availability Services
Fair Value Measurements [Line Items]
Indian Rupee forward contracts, assets				$ 2	$ 4
Goodwill carrying value		3,827	3,777	3,828	3,812				527		914
Goodwill fair value												529
Goodwill impairment loss			12			385	385	39				385
INR forward contracts expected to be reclassified from other comprehensive income (loss) into earnings		4
Trade name fair value		672		1,019	1,019					672
Trade name impairment charges	$ 339	$ 339											$ 339